Reporting Entity - Total Issued Shares Held by Shareholders (Detail) - shares	Dec. 31, 2023	Dec. 31, 2022
Disclosure of classes of share capital [line items]
Number of shares	218,833,144	218,833,144
Percentage of total shares issued (%)	100.00%	100.00%
SK Inc. [member]
Disclosure of classes of share capital [line items]
Number of shares	65,668,397	65,668,397
Percentage of total shares issued (%)	30.01%	30.01%
National pension service [member]
Disclosure of classes of share capital [line items]
Number of shares	16,330,409	16,846,066
Percentage of total shares issued (%)	7.46%	7.69%
Institutional investors and other shareholders [member]
Disclosure of classes of share capital [line items]
Number of shares	126,854,437	131,671,103
Percentage of total shares issued (%)	57.97%	60.17%
Kakao Investment Co Ltd [member]
Disclosure of classes of share capital [line items]
Number of shares	3,846,487	3,846,487
Percentage of total shares issued (%)	1.76%	1.76%
Treasury shares [member]
Disclosure of classes of share capital [line items]
Number of shares	6,133,414	801,091
Percentage of total shares issued (%)	2.80%	0.37%